Loan Payables (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 21, 2025 CNY (¥)	Jun. 13, 2024 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loan Payables [Line Items]
Repaid (in Yuan Renminbi)		¥ 15,000,000
Outstanding loans | $	$ 2,606,698		$ 2,677,628
One Borrowing Agreement [Member]
Loan Payables [Line Items]
Loan amount										$ 211,354		$ 2,113,539	¥ 15,000,000
Two Borrowing Agreement [Member]
Loan Payables [Line Items]
Loan amount								$ 493,159			¥ 1,500,000
Interest rate								12.00%	12.00%
Three Borrowing Agreement [Member]
Loan Payables [Line Items]
Loan amount									¥ 3,500,000
Notes Payable, Other Payables [Member]
Loan Payables [Line Items]
Repaid (in Yuan Renminbi)				¥ 1,500,000
Interest expense | $	$ 313,861		$ 285,353
Forecast [Member]
Loan Payables [Line Items]
Loan amount						¥ 15,000,000	¥ 3,500,000